UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549
FORM N-Q
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22298

Aspiration Funds
 (Exact name of registrant as specified in charter)

4640 Admiralty Way
Marina Del Rey, CA 90292
(Address of principal executive offices)

Katherine M. Honey
 116 South Franklin Street, Post Office Box 69, Rocky Mount, North Carolina  27802
 (Name and address of agent for service)

With a copy to:
Mark Perlow
 Dechert LLP
One Bush Street, Suite 1600
 San Francisco, CA 94104

Registrant's telephone number, including area code: 252-972-9922

Date of fiscal year end: September 30

Date of reporting period: June 30, 2016

ITEM 1.  SCHEDULE OF INVESTMENTS

Aspiration Flagship Fund

Schedule of Investments
(Unaudited)

As of June 30, 2016
		Shares	Value (Note 1)

EXCHANGE-TRADED PRODUCTS - 27.73%
*	Credit Suisse X-Links Long/Short Equity ETN	5,650	$143,629
	Horizons S&P 500 Covered Call ETF	583	25,430
	IndexIQ ETF Trust - IQ Hedge Multi-Strategy Tracker ETF	9,964	290,550
	IQ Merger Arbitrage ETF	10,583	300,875
	iShares TIPS Bond ETF	1,440	168,005
	Reality Shares DIVS ETF	15,458	364,500
*	WisdomTree Managed Futures Strategy Fund	2,511	106,749

	Total Exchange-Traded Products (Cost $1,410,171)		1,399,738

OPEN-END FUNDS - 64.67%
*	361 Managed Futures Fund	18,052	204,352
	Alger Dynamic Opportunities Fund	8,309	98,207
	AQR Managed Futures Strategy Fund	28,719	298,680
	BlackRock Strategic Income Opportunities Portfolio	22,244	215,990
	Boston Partners Global Long/Short Fund	9,390	100,942
	Boston Partners Long/Short Research Fund	9,639	142,086
	Diamond Hill Long-Short Fund	2,090	49,079
	Eaton Vance Hedged Stock Fund	12,108	100,857
	FPA New Income Inc	6,346	63,713
*	Gabelli Enterprise Mergers and Acquisitions Fund	8,237	116,638
	Glenmede Secured Options Portfolio	20,721	250,937
	Guggenheim - Macro Opportunities Fund	6,743	171,140
	Hancock Horizon Quantitative Long/Short Fund	10,163	177,758
	Highland Long/Short Healthcare Fund	1,645	19,539
	Iron Strategic Income Fund	8,574	88,908
	Ironclad Managed Risk Fund	21,025	226,017
	John Hancock Funds II - Global Absolute Return Strategies Fund	9,042	89,964
	Kellner Merger Fund	11,802	121,090
	Litman Gregory Masters Alternative Strategies Fund	30,091	333,413
	MainStay Unconstrained Bond Fund	8,431	72,001
	MFS Global Alternative Strategy Fund	24,537	246,599
	PIMCO Unconstrained Bond Fund	2,905	29,830
	The Merger Fund	3,015	46,464

	Total Open-End Funds (Cost $3,379,497)		3,264,204

LIMITED PARTNERSHIP - 2.59%
	Enviva Partners LP	5,731	130,438

	Total Limited Partnership (Cost $126,688)		130,438

			(Continued)

Aspiration Flagship Fund

Schedule of Investments - Continued
(Unaudited)

As of June 30, 2016
		Shares	Value (Note 1)

SHORT-TERM INVESTMENT - 3.79%
§	Fidelity Institutional Government Portfolio, 0.20%	191,147	$191,147

Total Short-Term Investment (Cost $191,147)			191,147

Total Value of Investments (Cost $5,107,503) - 98.78%			$4,985,527

Other Assets Less Liabilities - 1.22%			61,735

Net Assets - 100%			$5,047,262

* Non-income producing investment
§ Represents 7 day effective yield

Summary of Investments
	% of Net
	Assets	Value
Exchange-Traded Products	27.73%	$1,399,738
Open-End Funds	64.67%	3,264,204
Limited Partnership	2.59%	130,438
Short-Term Investment	3.79%	191,147
Other Assets Less Liabilities	1.22%	61,735
Total	100.00%	$5,047,262

Aggregate cost for financial reporting and federal income tax purposes is the same.  Unrealized appreciation (depreciation) of investments for financial reporting and federal income tax purposes is as follows:

Aggregate gross unrealized appreciation			$17,172
Aggregate gross unrealized depreciation			(139,148)

Net unrealized depreciation			$(121,976)

			(Continued)

Aspiration Flagship Fund

Schedule of Investments - Continued
(Unaudited)

As of June 30, 2016

Note 1 - Investment Valuation

The Fund's investments in securities are carried at fair value.  Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of 4:00 p.m. Eastern Time.  Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price.  Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities and assets for which representative market quotations are not readily available or which cannot be accurately valued using the Fund's normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Trustees.

Fair value pricing  may be used, for  example,  in situations  where (i) a portfolio security is so thinly traded that there have been no transactions for that security over an extended period of time; (ii) the exchange on which the portfolio security is principally traded closes early; or (iii) trading of the portfolio security is halted during the day and does not resume prior to the Fund's net asset value calculation.  A portfolio security's "fair value" price may differ from the price next available for that portfolio security using the Fund's normal pricing procedures.  Instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value.

The Fund has adopted ASC Topic 820, Fair Value Measurements. ASC Topic 820 defines fair value, establishes a frame work for measuring fair value and expands disclosure about fair value measurements.

Various inputs are used in determining the value of the Fund's investments.  These inputs are summarized in the three broad levels listed below:
Level 1: quoted prices in active markets for identical securities
Level 2: other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)
Level 3: significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

The Fund has adopted FASB guidance updating ASC Topic 820 titled, "Determining Fair Value When the Volume and Level of Activity for the Asset or Liability have Significantly Decreased and Identifying Transactions that are not Orderly" which provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction that is not orderly, and how that information must be incorporated into fair value measurement.  The guidance emphasizes that even if there has been a significant decrease in volume and level of activity for an asset or liability and regardless of the valuation techniques used, the objective of a fair value measurement remains the same.

An investment asset's or liability's level within the fair value hierarchy is based on the lowest level input, individually or in aggregate, that is significant to fair value measurement.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used in valuing the Fund's assets:

Assets	Total	Level 1	Level 2	Level 3
Exchange-Traded Products	$1,399,738	$1,399,738	$-	$-
Open-End Funds	3,264,204	3,264,204	-	-
Limited Partnership	130,438	-	130,438	-
Short-Term Investment	191,147	191,147	-	-
Total	$4,985,527	$4,855,089	$130,438	$-

ITEM 2.  CONTROLS AND PROCEDURES
(a)	The Principal Executive Officer and Principal Financial Officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing of this report.
(b)	There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3.  EXHIBITS

Certifications required pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 are filed herewith as Exhibit A.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Aspiration Funds
By: (Signature and Title)	/s/ Andrei Cherny
Date: August 29, 2016	Andrei Cherny President and Principal Executive Officer Aspiration Flagship Fund

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: (Signature and Title)	/s/ Andrei Cherny
Date: August 29, 2016	Andrei Cherny President and Principal Executive Officer Aspiration Flagship Fund

By: (Signature and Title)	/s/ Ashley E. Harris
Date: August 17, 2016	Ashley E. Harris Treasurer and Principal Financial Officer Aspiration Flagship Fund